EQUITY (Q3) (Details 1) - Stock options - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2016	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility							79.00%
Expected life					4 years 6 months	7 years	7 years
Risk-free interest rate							2.22%
Number of options granted	20,080	105,000	125,080	194,586	199,586	438,888	120,000
Weighted average exercise price		$ 4.17	$ 4.17	$ 3.21
Weighted average grant date fair value		$ 1.68	$ 1.68	$ 1.64	$ 4.27	$ 2.70	$ 2.11
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			49.00%	59.00%	59.00%	78.00%
Expected life			3 years	4 years
Risk-free interest rate			1.06%	1.34%	1.46%	1.59%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			50.00%	66.00%	66.00%	79.00%
Expected life			4 years	4 years 6 months
Risk-free interest rate			1.90%	1.49%	1.49%	2.04%